Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2),(3) ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) ($ MM)	Annual Adjusted PSP ROCE(5) (%)
							Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	22,586,946	—	20,026,633	—	7,234,588	5,645,898	126.22	207.94	2,175	7.0
2023	19,409,262	—	34,732,785	—	8,830,452	18,432,934	145.45	170.71	7,239	16.9
2022	18,229,917	16,288,870	36,488,607	24,349,594	7,564,734	12,019,418	108.84	140.02	11,391	24.5
2021	20,953,206	—	21,535,633	—	8,163,303	7,817,258	72.45	106.53	1,594	8.5
2020	24,989,374	—	2,700,837	—	6,290,976	2,618,978	66.45	78.79	(3,714)	0.8

Company Selected Measure Name			Adjusted PSP ROCE
Named Executive Officers, Footnote			For 2024 and 2023, the first Principal Executive Officer ("PEO") reflected in column (b) refers to Mr. Lashier, President and CEO until May 15, 2024 and Chairman and CEO beginning on May 15, 2024. For 2022, 2021 and 2020, the first PEO reflected in column (b) refers to Greg Garland, Chairman and CEO until June 30, 2022 and Executive Chairman from July 1, 2022 to May 15, 2024. For 2022, the second PEO reflected in column (b) refers to Mr. Lashier, President and Chief Operating Officer until June 30, 2022, and President and CEO beginning July 1, 2022.The Non-PEO NEOs reflected in columns (d) and (e) represent the following individuals: For 2024, Mr. Mitchell, Mr. Mandell, Mr. Harbison, Ms. Sutherland, and Mr. Roberts; for 2023, Mr. Garland, Mr. Mitchell, Mr. Mandell, and Mr. Roberts, for 2022, Mr. Mitchell, Ms. Sutherland, Mr. Mandell, and Mr. Roberts; for 2021, Mr. Lashier, Mr. Mitchell, Mr. Roberts, and Mr. Herman; and for 2020, Mr. Mitchell, Mr. Roberts, Mr. Herman, and Ms. Johnson.
Peer Group Issuers, Footnote			The Peer Group TSR in column (g) represents the weighted average market capitalization of our peer group used for purposes of Item 201(e) of Regulation S-K, which is composed of: Delek US Holdings, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; PBF Energy Inc.; Valero Energy Corporation; CVR Energy Inc.; Dow Inc.; Westlake Chemical Corporation; LyondellBasell Industries N.V; ONEOK, Inc.; Targa Resources Corp.; and The Williams Companies, Inc.
PEO Total Compensation Amount			$ 22,586,946
PEO Actually Paid Compensation Amount			$ 20,026,633
Adjustment To PEO Compensation, Footnote	To calculate CAP for 2024, the following adjustments were made to Summary Compensation Table total compensation, in accordance with SEC rules. For information on CAP calculations for 2020-2023, refer to our 2024 Proxy Statement:

Compensation Actually Paid to PEO	2024 (Mr. Lashier)

Summary Compensation Table Total	22,586,946
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(16,016,443)
Less, Change in Pension Value reported in Summary Compensation Table	(569,717)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	11,980,514
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	128,737
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(3,695,105)
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	4,993,572
Plus, the value of dividend equivalents or other earnings paid on equity awards in the year	376,954
Plus, pension service cost for services rendered during the year	241,176
Compensation Actually Paid to PEO	20,026,633
(a)Represents value of RSUs withheld to satisfy Federal Insurance Contributions Act (FICA) tax obligations.

Non-PEO NEO Average Total Compensation Amount			$ 7,234,588	$ 8,830,452	$ 7,564,734	$ 8,163,303	$ 6,290,976
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,645,898	18,432,934	12,019,418	7,817,258	2,618,978
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEOs	2024

Summary Compensation Table Total	7,234,588
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(4,448,065)
Less, Change in Pension Value reported in Summary Compensation Table	(777,718)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,920,392
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	23,564
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	(1,063,200)
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	1,511,698
Plus, the value of dividend equivalents or other earnings paid on equity awards in the year	116,452
Plus, pension service cost for services rendered during the year	128,187
Compensation Actually Paid to Non-PEO NEOs	5,645,898
			(a)Represents value of RSUs withheld to satisfy FICA tax obligations.
Compensation Actually Paid vs. Total Shareholder Return

CAP versus Total Shareholder Return
The chart below shows the alignment between the PEO and other NEOs’ CAP amounts and the Company’s cumulative TSR since 2020. This is primarily due to the Company’s use of equity incentives, which are tied directly to stock price performance and the Company’s financial performance.

Compensation Actually Paid vs. Net Income

CAP versus Net Income (Loss)
In 2020, the pandemic challenged our operational and financial environment and we reported a net loss of approximately $3.7 billion. In 2021, 2022, 2023 and 2024, we reported net income of approximately $1.6 billion, $11.4 billion, $7.2 billion and $2.2 billion respectively. The recovery positively impacted our stock price and therefore the PEO and other NEOs’ CAP amounts increased in 2021, 2022, and 2023. CAP amounts in 2024 reflect a decrease vs. prior year as equity incentives are sensitive to changes in stock price and the financial performance of the Company.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Annual Adjusted PSP ROCE
The chart below shows the correlation between annual Adjusted PSP ROCE and CAP. Because CAP values both vested and outstanding equity using either the value of the award as of the vesting date or the change in value of the award with respect to the prior year end, we consider annual Adjusted PSP ROCE a better measure to show the correlation of company performance to CAP rather than the three-year performance period average Adjusted PSP ROCE we use to determine final payout of our PSP.

Total Shareholder Return Vs Peer Group

CAP versus Total Shareholder Return
The chart below shows the alignment between the PEO and other NEOs’ CAP amounts and the Company’s cumulative TSR since 2020. This is primarily due to the Company’s use of equity incentives, which are tied directly to stock price performance and the Company’s financial performance.

Tabular List, Table

Most Important Performance Measures	•Adjusted VCIP EBITDA
•Adjusted VCIP Controllable Costs
•Adjusted PSP ROCE
•3-Year Relative TSR

Total Shareholder Return Amount			$ 126.22	145.45	108.84	72.45	66.45
Peer Group Total Shareholder Return Amount			207.94	170.71	140.02	106.53	78.79
Net Income (Loss)			$ 2,175,000,000	$ 7,239,000,000	$ 11,391,000,000	$ 1,594,000,000	$ (3,714,000,000)
Company Selected Measure Amount			7.0	16.9	24.5	8.5	0.8
PEO Name	Mr. Lashier	Greg Garland	Mr. Lashier	Mr. Lashier		Greg Garland	Greg Garland
Additional 402(v) Disclosure			The charts that follow depict the relationship of CAP to our PEOs and other NEOs to (i) the TSR of the Company and its peer group (as described in Footnote 4 above), (ii) the Company's net income, and (iii) the Company's annual Adjusted PSP ROCE. Pursuant to Item 402(v) of Regulation S-K, CAP reflects adjustments to the fair value of equity awards during the years presented. Changes in our stock price and the projected and actual achievement of our performance goals greatly impact the total CAP reported for each year presented. For example, our annual TSR performance of -37%, 3%, 44%, 33% and -12% for 2020, 2021, 2022, 2023 and 2024 respectively, contributed to significant changes in CAP values reported for each year.
Measure:: 1
Pay vs Performance Disclosure
Name			•Adjusted PSP ROCE
Non-GAAP Measure Description			See Appendix B for a reconciliation of Adjusted PSP ROCE to the nearest GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name			•Adjusted VCIP EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			•Adjusted VCIP Controllable Costs
Measure:: 4
Pay vs Performance Disclosure
Name			•3-Year Relative TSR
Lashier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 22,586,946	$ 19,409,262	$ 16,288,870
PEO Actually Paid Compensation Amount			20,026,633	$ 34,732,785	24,349,594
Garland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					18,229,917	$ 20,953,206	$ 24,989,374
PEO Actually Paid Compensation Amount					$ 36,488,607	$ 21,535,633	$ 2,700,837
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(569,717)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			241,176
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,016,443)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,980,514
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,695,105)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			128,737
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,993,572
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			376,954
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(777,718)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			128,187
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,448,065)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,920,392
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,063,200)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,564
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,511,698
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 116,452